Other Expense (Income), Net - Other Expense (Income), Net (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2014	Oct. 26, 2012	Dec. 31, 2012
Component of Operating Other Cost and Expense [Abstract]
Impairment of goodwill	$ 22
STT Technologies Inc. [Member]
Component of Operating Other Cost and Expense [Abstract]
Company acquired					50.00%
E-Car [Member]
Component of Operating Other Cost and Expense [Abstract]
Company acquired			27.00%
Corporate [Member]
Component of Operating Other Cost and Expense [Abstract]
Estimated fair value		205
Non-cash gain		153
Non-cash gain after tax		125
Corporate [Member] | E-Car [Member]
Component of Operating Other Cost and Expense [Abstract]
Company acquired			27.00%
Cash acquired consideration			75
Percentage of non-controlling interest in an equity accounted investment			73.00%
North America [Member]
Component of Operating Other Cost and Expense [Abstract]
Long-lived asset impairment charges	23	2		18
Long-lived asset impairment charges, after tax	11	1		12
Non-cash gain		35
North America [Member] | STT Technologies Inc. [Member]
Component of Operating Other Cost and Expense [Abstract]
Company acquired					50.00%
Cash consideration					55
Estimated fair value		55
Non-cash gain		35
Non-cash gain after tax		35
Europe [Member]
Component of Operating Other Cost and Expense [Abstract]
Long-lived asset impairment charges		23				23
Long-lived asset impairment charges, after tax						22
Restructuring charges	89	55		46
Restructuring charges, after tax	64	53		41
Rest of World [Member]
Component of Operating Other Cost and Expense [Abstract]
Long-lived asset impairment charges	10
Long-lived asset impairment charges, after tax	10
Impairment of goodwill	22
Impairment of goodwill, after tax	$ 22